Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Provision or benefit for income taxes
Statutory Federal income tax rate	34.00%
Cumulative change in ownership percentage	50.00%
Income tax holiday, testing period	3 years
Cumulative change in ownership percentage description	more than 50%
Tax attribute carry forward	14,400,000
Impact on income tax, tax attribute carry forwards	0
R&D tax credit carry forwards	137,123	445,296
Uncertain income tax position	50.00%
Unrecognized tax benefits	0
Period of change in unrecognized tax benefits	12 months
Tax liability, penalties or interest	0	0
Federal
Income Taxes [Line Items]
Tax loss carry forwards	15,500,000
Tax loss carry forwards foreign	14,400,000
R&D tax credit carry forwards	21,000
California
Income Taxes [Line Items]
R&D tax credit carry forwards	$ 176,000